TAX CHARGE - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Effective tax rate	10.20%	9.30%	17.60%
Income tax payable	$ 1,076	$ 95